Other Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Details of operating activities by segment
Oil and gas sales									$ 106,266	$ 27,715	$ 6,607
Field operations and other									22,912	5,009	237
Total revenue	47,981	32,439	33,437	15,321	9,046	7,920	8,402	6,655	129,178	32,724	6,844
Lease operating expenses									27,068	10,399	3,879
Severance taxes and marketing									7,474	2,305	500
Exploration									1,537	936	790
Field operations									16,938	4,363
Impairment of unproved oil & gas properties									1,108		634
Impairment of proved oil & gas properties									21,792	306
Depreciation, depletion and accretion									49,090	8,923	3,168
General and administrative									63,561	24,901	8,490
Total expenses									188,568	52,133	17,461
Interest income									27	61	1
Interest expense									(12,005)	(3,594)	(2,691)
Gain (loss) on derivative contracts									(6,346)	814	(2,325)
Other income and (expense)									606
Total other income and expense									(17,718)	(2,719)	(5,015)
Loss from continuing operations before non-controlling interest									(77,108)	(22,128)	(15,632)
Income tax expense (benefit)									(696)	63
Net (income) loss attributable to non-controlling interest									(249)	(129)	63
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations									(76,661)	(22,257)	(15,569)
Income from discontinued operations									0	8,457	445
Net loss									(76,661)	(13,800)	(15,124)
Corporate Unallocated [Member]
Details of operating activities by segment
Oil and gas sales
Field operations and other
Total revenue
Lease operating expenses
Severance taxes and marketing
Exploration
Field operations
Impairment of unproved oil & gas properties
Impairment of proved oil & gas properties
Depreciation, depletion and accretion									0
General and administrative									50,794	22,835	8,485
Total expenses									50,794	22,835	8,485
Interest income									4	41	1
Interest expense									(9,879)	(3,412)	(3,336)
Gain (loss) on derivative contracts									(6,346)	820	(2,061)
Other income and (expense)
Total other income and expense									(16,221)	(2,551)	(5,396)
Loss from continuing operations before non-controlling interest									(67,015)	(25,386)	(13,881)
Income tax expense (benefit)
Net (income) loss attributable to non-controlling interest
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations										(25,386)	(13,881)
Income from discontinued operations
Net loss									(67,015)	(25,386)	(13,881)
U.S. Upstream [Member]
Details of operating activities by segment
Oil and gas sales									95,535	27,715	6,607
Field operations and other									1,665	1,905	237
Total revenue									97,200	29,620	6,844
Lease operating expenses									26,689	10,399	3,879
Severance taxes and marketing									6,886	2,305	500
Exploration									1,497	936	790
Field operations									1,508	2,213
Impairment of unproved oil & gas properties									1,108		634
Impairment of proved oil & gas properties									21,792	306
Depreciation, depletion and accretion									40,374	8,347	3,168
General and administrative									8,822	1,798	5
Total expenses									108,676	26,304	8,976
Interest income									15	20
Interest expense									(2,315)	(23)	645
Gain (loss) on derivative contracts										(6)	(264)
Other income and (expense)									611
Total other income and expense									(1,689)	(9)	381
Loss from continuing operations before non-controlling interest									(13,165)	3,307	(1,751)
Income tax expense (benefit)									(571)
Net (income) loss attributable to non-controlling interest									(249)	(129)	63
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations										3,178	(1,688)
Income from discontinued operations										8,457	445
Net loss									(12,843)	11,635	(1,243)
Canadian Upstream [Member]
Details of operating activities by segment
Oil and gas sales									10,731
Field operations and other									36
Total revenue									10,767
Lease operating expenses									1,813
Severance taxes and marketing									588
Exploration									40
Field operations
Impairment of unproved oil & gas properties
Impairment of proved oil & gas properties
Depreciation, depletion and accretion									6,055
General and administrative									1,914
Total expenses									10,410
Interest income									2,062
Interest expense									13
Gain (loss) on derivative contracts
Other income and (expense)									(5)
Total other income and expense									2,070
Loss from continuing operations before non-controlling interest									2,427
Income tax expense (benefit)									(125)
Net (income) loss attributable to non-controlling interest
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations
Income from discontinued operations
Net loss									2,552
Midstream [Member]
Details of operating activities by segment
Oil and gas sales
Field operations and other									2,491	414
Total revenue									2,491	414
Lease operating expenses
Severance taxes and marketing
Exploration
Field operations									373	214
Impairment of unproved oil & gas properties
Impairment of proved oil & gas properties
Depreciation, depletion and accretion									1,789	45
General and administrative									850	71
Total expenses									3,012	330
Interest income
Interest expense									(1,674)
Gain (loss) on derivative contracts
Other income and (expense)
Total other income and expense									(1,674)
Loss from continuing operations before non-controlling interest									(2,195)	84
Income tax expense (benefit)
Net (income) loss attributable to non-controlling interest
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations										84
Income from discontinued operations
Net loss									(2,195)	84
Oilfield Services [Member]
Details of operating activities by segment
Oil and gas sales
Field operations and other									22,472	5,027
Total revenue									22,472	5,027
Lease operating expenses
Severance taxes and marketing
Exploration
Field operations									17,375	4,273
Impairment of unproved oil & gas properties
Impairment of proved oil & gas properties
Depreciation, depletion and accretion									872	531
General and administrative									1,181	197
Total expenses									19,428	5,001
Interest income
Interest expense									(204)	(159)
Gain (loss) on derivative contracts
Other income and (expense)
Total other income and expense									(204)	(159)
Loss from continuing operations before non-controlling interest									2,840	(133)
Income tax expense (benefit)
Net (income) loss attributable to non-controlling interest
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations										(133)
Income from discontinued operations
Net loss									2,840	(133)
Intersegment Eliminations [Member]
Details of operating activities by segment
Oil and gas sales
Field operations and other									(3,752)	(2,337)
Total revenue									(3,752)	(2,337)
Lease operating expenses									(1,434)
Severance taxes and marketing
Exploration
Field operations									(2,318)	(2,337)
Impairment of unproved oil & gas properties
Impairment of proved oil & gas properties
Depreciation, depletion and accretion									0
General and administrative
Total expenses									(3,752)	(2,337)
Interest income									(2,054)
Interest expense									2,054
Gain (loss) on derivative contracts
Other income and (expense)
Total other income and expense
Loss from continuing operations before non-controlling interest
Income tax expense (benefit)
Net (income) loss attributable to non-controlling interest
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations
Income from discontinued operations
Net loss